STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Total Stock-Based Compensation Expense Recognized

Total compensation expense recognized for the years ended December 31, 2014, 2013 and 2012 was as follows:

	December 31,
	2014	2013	2012
	(In thousands)
Stock options	$1,747	$4,321	$3,984
Restricted stock and restricted stock units	14,417	12,326	6,880
Performance shares	352	4,453	4,505
Total	$16,516	$21,100	$15,369

Total Gross Unrecognized Estimated Compensation Expense and Expected Weighted-Average Periods

The components of the total gross unrecognized estimated compensation expense and their expected remaining weighted-average periods for expense recognition are as follows (amounts in thousands; periods in years):

	Amount	Weighted-Average Period
Stock options	$1,457	1.1
Restricted stock and restricted stock units	$21,164	2.1
Performance shares	$4,140	1.9

Weighted Average Assumptions

The fair value of each option grant was estimated with the following weighted-average assumptions:

	Year Ended December 31,
	2014	2013	2012
Risk-free interest rate	—	0.68%	0.77%
Expected volatility	—	56%	59%
Expected life of the option in years	—	4.60	4.60
Expected dividend yield	—	0.0%	0.0%

Activity for Stock Option

The following table summarizes activity for our stock options for the year ended December 31, 2014 (share data in thousands):

	Number of Option Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
Outstanding at beginning of period	3,762	$11.78
Granted	—	—
Exercised	(169)	2.14
Cancelled/expired/forfeited	(300)	12.75
Outstanding at end of period(1)	3,293	$12.18	3.3 Years	$0.0
Exercisable at end of period	2,521	$12.47	2.8 Years	$0.0

(1)	Of the remaining outstanding options at the end of the period, we expect approximately 0.7 million shares underlying the options to vest at a weighted-average exercise price of $11.27.

Nonvested Restricted Stock, Restricted Stock Units and Changes

Nonvested restricted stock and restricted stock units and changes during the year ended December 31, 2014 were as follows (share data in thousands):

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested at beginning of period	3,767	$9.18
Granted	2,536	7.56
Vested	(1,097)	10.69
Cancelled/forfeited	(558)	8.66
Nonvested at end of period	4,648	$8.00

Nonvested Performance Shares and Performance Unit Awards and Changes

Nonvested performance share awards and changes during the year ended December 31, 2014 were as follows (share data in thousands):

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested at beginning of period	1,168	$13.70
Granted	626	7.76
Vested	—	—
Cancelled/forfeited	(342)	11.97
Nonvested at end of period	1,452	$11.55